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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/09

Check here if Amendment []; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	November 6, 2009
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total: $371,330
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  Sole     Shared  None
--------------		--------    -----      -------------   ----------  -------   -----  ----------	----     ------  -----

AMERICAN APPAREL INC (ASE)COM       023850100      4,124      1,175,000    SH               SOLE       1,175,000
BANK OF NY MELLON CORP	  COM	    064058100	   4,928        170,000	   SH		    SOLE	 170,000
CABLEVISION SYSTEMS-
	NY GRP-A(NYS)	  CL A	    12686C109	   4,750	200,000	   SH		    SOLE	 200,000
CBEYOND INC		  COM	    149847105	   1,613	100,000	   SH		    SOLE	 100,000
CBS CORP - CL B		  CL B	    124857202	   2,410	200,000	   SH		    SOLE	 200,000
COGENT COMMUNICATIONS
   GROUP		  COM	    19239V302	   3,716	328,882	   SH	     	    SOLE	 328,882
DISH NETWORK CORP-A (NAS) CL A	    25470M109	  13,482	700,000	   SH		    SOLE	 700,000
EMDEON INC-CLASS A (NYS)  CL A	    29084T104	     972	 60,000    SH		    SOLE	  60,000
EQUINIX INC (NMS)	  COM	    29444U502	  69,000	750,000	   SH		    SOLE	 750,000
EXPEDIA INC (NMS)	  COM	    30212P105	  26,345      1,100,000	   SH		    SOLE       1,100,000
GENPACT LTD (NYS)	  COM	    G3922B107	   6,765        550,000	   SH		    SOLE         550,000
GLOBE SPECIALTY METALS
   INC - DEL		  COM	    37954N206	   6,563	750,000	   SH		    SOLE	 750,000
GOOGLE INC CL-A		  CL A	    38259P508	  24,793	 50,000	   SH		    SOLE	  50,000
LEAP WIRELESS INTL INC	  COM	    521863308	  12,023	615,000	   SH		    SOLE	 615,000
LIBERTY ACQUISITION
   HOL-CW13 *EXP 12/1/20  WARRANT   53015Y115	     960      1,600,000	   WARRANT     	    SOLE       1,600,000
LIBERTY ACQUISITION
   HOLDINGS-ASE		  COM	    53015Y107	   3,324	349,900	   SH		    SOLE	 349,900
LIBERTY ACQUISITION
   HOL-UNIT	    	  UNIT	    53015Y206	  19,503      1,990,100	   UNIT		    SOLE       1,990,100
MASTERCARD INC CLASS A	  CL A	    57636Q104	  40,703	201,350	   SH    	    SOLE	 201,350
MFA FINANCIAL INC	  COM	    55272X102	   1,592        200,000    SH	   	    SOLE         200,000
MONSANTO CO	 	  COM	    61166W101	  14,242	184,000	   SH		    SOLE	 184,000
OCH-ZIFF CAPITAL
   MANAGEMENT (NYS)	  CL A	    67551U105	   2,858	234,869	   SH		    SOLE 	 234,869
OMNITURE INC (NAS)	  COM	    68212S109	   2,367	110,400	   SH		    SOLE	 110,400
PRICELINE.COM INC	  COM	    741503403	  33,164	200,000    SH		    SOLE	 200,000
QUALCOMM INC		  COM	    747525103	   7,422	165,000	   SH		    SOLE	 165,000
ROYAL CARRIBEAN CRUISES
   LTD (NYS)	          COM	    V7780T103	  28,896      1,200,000	   SH		    SOLE       1,200,000
SUN MICROSYSTEMS INC (NAS)COM	    866810203	   5,000	550,000	   SH		    SOLE	 550,000
VISA INC-CLASS A SHARES	  CL A      92826C839     15,550        225,000    SH               SOLE         225,000
YAHOO! INC	   	  COM	    984332106	  14,266	801,000	   SH		    SOLE	 801,000